Financial Obligations (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Sale Leaseback Transaction [Line Items]
Equipment	¥ 538,417	$ 83,117	¥ 505,927
Less: accumulated depreciation	(159,612)	(24,640)	(89,076)
Impairment on equipment	(90,860)	(14,026)	0
Net Value	¥ 287,945	$ 44,451	¥ 416,851